UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 154.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$2,010	$2,229,633

		$2,229,633

Education — 4.5%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$590	$580,926
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	267,873
Rutgers State University, NJ, 4.00%, 5/1/30(2)	8,425	8,780,619

		$9,629,418

Electric Utilities — 5.0%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,786,800

		$10,786,800

Escrowed/Prerefunded — 4.1%
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	$5,400	$5,964,624
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	204,344
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,667,512

		$8,836,480

General Obligations — 38.2%
Clackamas Community College District, OR, 0.00%, 6/15/28	$1,830	$1,309,383
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	680,010
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	701,190
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,598,710
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,632,190
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	498,528
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	565,093
Illinois, 5.00%, 11/1/28	1,500	1,547,145
Illinois, 5.00%, 5/1/33	3,200	3,253,792
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,070,950
Ocean City, NJ, 1.00%, 11/15/28	520	424,039
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,314,200
Portland Community College District, OR, 3.25%, 6/15/32(2)	10,250	9,941,475
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	1,008,945
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	797,588
San Bernardino Community College District, CA, 4.00%, 8/1/30(2)	10,000	10,538,700
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,597,181
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(2)	4,200	4,353,594
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(2)	4,350	4,486,155
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	10,369,400
University City School District, MO, 0.00%, 2/15/33	2,850	1,680,930
Washington, 4.00%, 7/1/29(2)	10,000	10,454,100

		$81,823,298

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.8%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	$10,000	$10,510,300
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,651,125
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,994,124
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	489,357
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,083,180
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/29	1,000	1,109,330
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,058,520
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(2)	10,000	10,195,300
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/28	2,000	2,176,080
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,605,675

		$33,872,991

Housing — 5.2%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(2)	$1,110	$1,120,412
Virginia Housing Development Authority, 3.625%, 1/1/31(2)	10,000	10,012,400

		$11,132,812

Industrial Development Revenue — 6.7%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,433,224
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	553,867
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,077,040
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,473,925
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	555,745
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	950,324
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,200	1,188,888
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30(1)	3,000	2,983,080
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	102,529

		$14,318,622

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$500	$533,585
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,326,350

		$5,859,935

Insured-General Obligations — 3.2%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$278,915
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	2,684,840
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,206,620
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,248,179
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	516,370

		$6,934,924

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 2.0%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,283,664

		$4,283,664

Insured-Special Tax Revenue — 1.5%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,475,885
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,635,163

		$3,111,048

Insured-Transportation — 5.0%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$725,517
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,449,264
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	5,913,296
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,136,250
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,516,417

		$10,740,744

Insured-Water and Sewer — 2.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$608,046
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	741,824
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	588,596
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,686,464
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,047,050

		$5,671,980

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,021,640

		$1,021,640

Other Revenue — 6.5%
Kalispel Tribe of Indians, WA, 5.00%, 1/1/32(1)	$700	$727,069
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(2)	10,000	10,393,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,793,945

		$13,914,514

Senior Living/Life Care — 11.0%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/27	$225	$245,358
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	225	245,219
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,468,623
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	273,730
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/27	250	263,418
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/28	250	262,515
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	151,479
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,823,920

Security	Principal Amount (000’s omitted)	Value
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	$1,025	$1,074,866
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	646,698
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,340,637
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)(3)	300	311,481
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,551,300
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,198,025
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	769,827
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	911,492
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,110	1,246,863
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,282,128
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,179,860
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	405	428,676
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,035	1,102,451
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	947,295
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	378,189
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	530,540
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	750	793,605
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,292,844
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/28(1)	750	816,413

		$23,537,452

Special Tax Revenue — 17.0%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,405	$1,401,431
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	928,357
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,435,600
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,326,240
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(2)	2,000	2,105,100
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(2)	5,680	5,940,144
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(2)	2,120	2,210,630

		$36,347,502

Student Loan — 3.3%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$955	$965,581
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,280,470
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	1,380	1,398,119
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,336,921

		$6,981,091

Transportation — 12.3%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$1,733,120
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	744,208
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,392,240
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,861,180
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,564,448

Security	Principal Amount (000’s omitted)	Value
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	$1,240	$752,630
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/29	2,475	2,718,688
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,221,480
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,053,400
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	2,135	1,297,013

		$26,338,407

Water and Sewer — 6.6%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,060,840
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,427,550
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)	7,500	7,668,600

		$14,156,990

Total Tax-Exempt Municipal Securities — 154.7% (identified cost $322,360,105)		$331,529,945

Taxable Municipal Securities — 4.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.1%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,525,868
Chicago, IL, 7.375%, 1/1/33	1,000	1,081,550
Chicago, IL, 7.781%, 1/1/35	1,675	1,874,962

		$6,482,380

Insured-Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$3,045,767

		$3,045,767

Total Taxable Municipal Securities — 4.5% (identified cost $8,229,457)		$9,528,147

Total Investments — 159.2% (identified cost $330,589,562)		$341,058,092

Other Assets, Less Liabilities — (59.2)%		$(126,788,887)

Net Assets — 100.0%		$214,269,205

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.4%
California	10.6%
Texas	10.5%
Arizona	10.3%
Others, representing less than 10% individually	56.2%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $13,254,144 or 6.2% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$331,529,945	$—	$331,529,945
Taxable Municipal Securities	—	9,528,147	—	9,528,147
Total Investments	$—	$341,058,092	$—	$341,058,092

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018